Nature of Operations and Going Concern (Details) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 24, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2024	Apr. 29, 2022
Nature of Operations and Going Concern [Line Items]
Loss on loss of control of Bophelo Bio Science & Wellness			$ (165,625)
Cash		2,523,719			$ 3,838,650
Gain (loss) from discontinued operations	$ (827,620)	589,292	(405,582)
Wrote down balances
Net cash outflow from operating activities		(375,604)	$ (2,591,980)
Working capital deficit		724,276
Accumulated losses		(58,253,006)			$ (57,459,061)
Bophelo Bio Science and Wellness (Pty) Ltd [Member]
Nature of Operations and Going Concern [Line Items]
Wrote down balances receivable
Loss on loss of control of Bophelo Bio Science & Wellness				2,085,624
Cash				$ 739,947
Holigen Limited [Member]
Nature of Operations and Going Concern [Line Items]
Ordinary shares, acquired percentage						100.00%
Canmart Ltd. ("Canmart")
Nature of Operations and Going Concern [Line Items]
Cash		174
Gain (loss) from discontinued operations		$ 26,013